Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements [abstract]
Schedule of Fair Value of Financial Instruments

	Carrying value				Fair value
December 31, 2018	Fair Value (hedging)	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Trade receivables concentrate sales	$-	$28,132	$-	$28,132	$-	$28,132	$-	$-
Interest rate swap asset	(224)	-	-	(224)	-	(224)	-	-
Metal forward sales contracts	-	2,646	-	2,646	-	2,646	-	-
	$(224)	$30,778	$-	$30,554	$-	$30,554	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$90,503	$90,503	$-	$-	$-	$90,503
Short term investments	-	-	-—	-—	-	-	-	- —
Other receivables	-	-	3,179	3,179	-	-	-	3,179
	$-	$-	$93,682	$93,682	$-	$-	$-	$93,682

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(24,219)	$(24,219)	$-	$-	$-	$(24,219)
Payroll payable	-	-	(14,976)	(14,976)	-	-	-	(14,976)
Share units payable	-	-	(5,173)	(5,173)	-	(5,173)	-	-
Finance lease obligations	-	-	(8,766)	(8,766)	-	-	-	(8,766)
Bank loan payable	-	-	(69,302)	(69,302)	-	(70,000)	-	-
Other payables	-	-	(4,030)	(4,030)	-	-	-	(4,030)
	$-	$-	$(126,466)	$(126,466)	$-	$(75,173)	$-	$(51,991)

	Carrying value						Fair value
December 31, 2017	Available for sale	Fair value through profit or loss	Fair Value (hedging)	Loans and receivables	Other liabilities	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Marketable securities - shares	$555	$-	$-	$-	$-	$555	$555	$-	$-	$-
Marketable securities - warrants	-	1	-	-	-	1	-	1	-	-
Trade receivables concentrate sales	-	34,250	-	-	-	34,250	-	34,250	-	-
Interest rate swap asset	-	-	140	-	-	140	-	140	-	-
	$555	$34,251	$140	$-	$-	$34,946	$555	$34,391	$-	-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$-	$183,074	$-	$183,074	$-	$-	$-	$183,074
Term deposits	-	-	-	29,500	-	29,500	-	-	-	29,500
Other receivables	-	-	-	1,251	-	1,251	-	-	-	1,251
	$-	$-	$-	$213,825	$-	$213,825	$-	$-	$-	$213,825

Financial liabilities measured at Fair Value
Metal forward sales and zero cost collar contracts	$-	$(2,328)	$-	$-	$-	$(2,328)	$-	$(2,328)	$-	$-
	$-	$(2,328)	$-	$-	$-	$(2,328)	$-	$(2,328)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$-	$-	$(13,576)	$(13,576)	$-	$-	$-	$(13,576)
Payroll payable	-	-	-	-	(13,894)	(13,894)	-	-	-	(13,894)
Share units payable	-	-	-	-	(11,720)	(11,720)	-	(11,720)	-	-
Finance lease obligations	-	-	-	-	(906)	(906)	-	-	-	(906)
Bank loan payable	-	-	-	-	(39,871)	(39,871)	-	(40,000)	-	-
Other payables	-	-	-	-	(1,671)	(1,671)	-	-	-	(1,671)
	$-	$-	$-	$-	$(81,638)	$(81,638)	$-	$(51,720)	$-	$(30,047)